INCOME AND EQUITY FUND
INCOME AND EQUITY FUND
Investment Objective
Current income
and, secondarily, long-term capital appreciation.
Portfolio Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, more than $25,000 in the Funds. More information about these and other discounts is available from your financial professional and in "Sales Charges" starting on page 52 of this prospectus and "Reducing Your Sales Charge — Class A Shares" starting on page 34 of the SAI.

Shareholder Fees (paid by you directly)
Shareholder Fees INCOME AND EQUITY FUND (USD $)	INCOME AND EQUITY FUND CLASS A	INCOME AND EQUITY FUND CLASS C
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.75%	none
Maximum Contingent Deferred Sales Charge (as a percentage of offering price or net asset value at the time of sale, whichever is less, if you sell Class C shares within one year of purchase)	none	1.00%
Exchange Fee (applies on each exchange after the first five exchanges in each calendar year)	10	10
Redemption Fee (with certain exceptions, applies if you sell or exchange shares within 30 days of purchase)	2.00%	2.00%
Wire Redemption Fee	25	25

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses INCOME AND EQUITY FUND	INCOME AND EQUITY FUND CLASS A	INCOME AND EQUITY FUND CLASS C
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.98%	2.03%
Total Annual Fund Operating Expenses	2.98%	3.78%

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all distributions are reinvested, and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as follows:
Expense Example INCOME AND EQUITY FUND (USD $)	1 Year	3 Years	5 Years	10 Years
INCOME AND EQUITY FUND CLASS A	762	1,353	1,968	3,617
INCOME AND EQUITY FUND CLASS C	478	1,148	1,937	3,995

You would pay the following expenses if you did not redeem your shares. The figures for Class A shares would be the same as shown above.
Expense Example No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
INCOME AND EQUITY FUND INCOME AND EQUITY FUND CLASS C	380	1,155	1,948	4,019

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The Fund's principal investment strategies are:

•  Investing primarily in investment grade U.S. corporate bonds and in dividend-paying stocks.

•  Investing in U.S. government securities and high-quality money market securities.

•  Investing a majority of its assets in fixed income securities. Investing a higher proportion of its assets in stocks when the economic outlook is favorable.

•  Focusing on total return in selecting stocks. Using fundamental analysis to evaluate each company's financial condition and prospects, as well as economic conditions.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Fund may fluctuate significantly from day-to-day and over time. You may lose all or part of your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. There can be no assurance that the Fund will achieve its investment objective.

Following is a summary of the principal risks of investing in the Fund.

•  Bond prices are affected by interest rates. Bond prices generally decline when interest rates rise and rise when interest rates fall. Rising interest rates, along with the resulting fall in bond prices, would likely negatively affect the Fund's return and could cause an increase in Fund redemptions and general volatility in the bond markets. In addition, any lack of liquidity in the bond markets could increase any existing volatility. Longer-term debt and zero-coupon bonds are more sensitive to interest rate changes than debt instruments with shorter maturities.

•  Credit risk. The chance a bond issuer will fail to pay principal or interest on time. Changes in the credit strength of an issuer may reduce the credit rating of its debt investments and may affect their value.

•  Stock prices may fluctuate more than other securities. Stock prices can decline significantly in response to adverse market conditions, company-specific events, and other domestic and international political and economic developments. Different parts of the market can react differently to these developments. The Manager tries to reduce this risk by buying stocks of companies that have established operating histories, strong or improving balance sheets, and growth potential.

•  Market events risks. The financial markets may experience periods of significant stress that can result in volatility, valuation, pricing, and liquidity problems for certain securities. These problems and a variety of forces, including governmental programs, investments, legislation, regulations, policies, or other actions in response to market conditions, may have an adverse effect on the Fund's investments, and may directly or indirectly affect the Fund's ability to meet its investment objectives.

For more information on the risks of investing in the Fund, please see "More Information About the Funds" starting on page 42 of this prospectus.

Performance

The following chart and table give you some indication of the risks of investing in the Fund. The risk/return bar chart shows the change in the Fund's performance from year to year. The average annual total return table shows the Fund's average annual returns for 1, 5 and 10 years compare with a broad measure of market performance. The table includes performance information for the Barclays Capital Intermediate Corporate Bond Index and the S&P 500® Index which provide bases for comparison of the Fund's mix of fixed income and equity securities, respectively.

The Fund's past performance (before and after taxes) is not necessarily indicative of how it will perform in the future. For current performance information, please visit www.pacificadvisorsfunds.com.

Risk/Return Bar Chart (Class A Shares) (Results do not include the sales charge; if the sales charge were included, results would be lower.)

During the period shown, the highest quarterly return was 10.21% (quarter ended June 30, 2009), and the lowest quarterly return was –7.76% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2013)
Average Annual Returns INCOME AND EQUITY FUND	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
INCOME AND EQUITY FUND CLASS A	8.05%	7.72%	3.12%
INCOME AND EQUITY FUND CLASS C	12.55%	7.96%	2.86%
After Taxes on Distributions INCOME AND EQUITY FUND CLASS A	7.49%	7.00%	2.47%
After Taxes on Distributions and Sale of Fund Shares INCOME AND EQUITY FUND CLASS A	4.53%	5.83%	2.29%
Barclays Capital Intermediate Corporate Bond Index (does not reflect deduction for fees, expenses or taxes)	0.08%	8.09%	5.01%
S&P 500® Index (does not reflect deduction for fees, expenses or taxes)	32.36%	17.91%	7.39%

The results for Class A shares include the maximum sales charge.

After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs. After-tax returns are shown only for Class A shares; after-tax returns for Class C will vary.